DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Revenue [Abstract]
Summary of Deferred Revenue	Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2023	2022
Unused virtual points	$481	$700
Unamortized virtual items	75	95
Advances for pre-order items	17	22
	$573	$817